UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    03/31/02

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              05/15/02
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       40

Form 13F Information Table Value Total:       $137,832,634

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                                                                    Authority
                               Title                    Value     Shrs or          Put/  Investment   Other  -----------------------
Name of Issuer               of Class    CUSIP        (x$1000)    pm amt  SI-I/PRN Call  discretion managers     Sole    Shared None
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----
Gray Communications Sys Inc    COM    389190 10 9  $3,551,499    245,100                                        x
Worldcom Inc GA NEW          WRLDCOM
                             GP COM   98157D 10 6  $7,013,397  1,186,700                                        x
Genuity Inc                   CL A    37248E 10 3  $1,715,553  1,971,900                                        x
Weblink Wireless Inc          CL A    94769A 10 1     $13,924    819,100                                        x
Alaris Med Inc                 COM    011637 10 5    $189,610     67,000                                        x
North Pittsburgh Sys Inc       COM    661562 10 8  $1,720,350    122,970                                        x
AT&T Corp                      COM    001957 10 9  $4,206,909    267,956                                        x
AT&T Wireless Svcs Inc         COM    00209A 10 6    $771,732     86,227                                        x
Avatar Hldgs Inc               COM    053494 10 0  $3,375,000    125,000                                        x
Avatar Hldgs Inc            SUB NT
                           CONV 7%05  053494 AD 2  $2,501,835  2,470,000                                        x
Crestline Cap Corp             COM    226153 10 4 $50,685,388  1,506,700                                        x
Isle of Capri Casinos Inc      COM    464592 10 4 $27,783,855  1,505,900                                        x
Mariner Post-Acute
 Network Inc                   COM    568459 10 1    $433,000     86,620                                        x
Pricesmart Inc                 COM    741511 10 9 $17,570,723    482,050                                        x
AT&T Corp                   COM LIB
                              GRP A   001957 20 8  $4,431,154    350,566                                        x
Sun Intl Hotels Ltd           ORD     P8797T 13 3  $1,724,025     63,360                                        x
Saga Communications           CL A    786598 10 2 $10,144,680    586,059                                        x
OPTI, Inc.                     COM    683960 10 8    $158,877    114,300                                        x
Primedia                       COM    74157K 10 1     $19,654      6,200                                        x
Nevada Gold & Casino's         COM    64126Q 20 6    $755,000    100,000                                        x
Six Flags, Inc.                COM    83001P 10 9    $428,640     24,000                                        x
Consol Energy, Inc.            COM    20854P 10 9    $454,125     17,300                                        x
Greka Energy Corp.             COM    397637 10 9     $70,300     10,000                                        x
Gametech Int'l, Inc.           COM    36466D 10 2    $120,150     27,000                                        x
Imagistics Int'l, Inc.         COM    45247T 10 4  $1,444,800     72,000                                        x
John H. Harland Co.            COM    412693 10 3    $290,700     10,000                                        x
Gaylord Entertainment Co. NEW  COM    367905 10 6    $133,000      5,000                                        x
Key 3 Media Group, Inc.        COM    49326R 10 4    $527,850    115,000                                        x
Magnum Hunter Resources, Inc.  COM    55972F 20 3    $156,200     20,000                                        x
Main Street & Main, Inc.       COM    560345 30 8    $431,250     75,000                                        x
Price Legacy Corp.             COM    74144P 10 6    $320,000    100,000                                        x
Abaxis, Inc.                   COM    002567 10 5    $174,720     27,300                                        x
Massey Energy Corp.            COM    576206 10 6    $169,000     10,000                                        x
Mattel, Inc.                   COM    577081 10 2  $2,292,400    110,000                                        x
NWH, Inc.                      COM    62946E 10 6    $127,500     10,000                                        x
Penwest Pharmaceuticals Co.    COM    709754 10 5  $2,335,469    120,385                                        x
Little Switzerland             COM                   $970,560    505,500                                        x
NTL, Inc.                      COM    629407 10 7    $385,000  1,400,000                                        x
Pricemart PF Conv.             PF     741511 10 9    $500,000        500                                        x
Corecom, Ltd.                  COM    21869Q 10 8     $36,780    367,800                                        x

         TOTAL                                     $137,832,634
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